DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
DERIVATIVE ASSETS AND LIABILITIES
Gain (losses) from cash flow hedges	$ (813,844)	$ (42,836,575)	$ 31,134,391
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities				$ 570,000
Derivative financial assets held for hedging	61,898,833
Gains on hedging instrument in other equity reserves	2,875,365
Gain (losses) from cash flow hedges	13,443,698
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(2,112,608)
Derivative Instrument Raw Material Purchases | Forward contract | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	469,019
Gain (losses) from cash flow hedges	(3,655,493)
Notional amount				$ 62,800	$ 61,100
Derivative financial liabilities held for hedging	445,278	$ 1,229,354
Accumulated gain loss on derivative financial instruments	$ 219,306